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                        Supplement dated June 25, 2007
              to the Statements of Additional Information ("SAI")
                          Dated May 1, 2007 or later

   This supplement is intended for distribution with SAIs dated May 1, 2007 or later for variable life insurance contracts issued by John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, as applicable. The affected SAIs bear the titles

Medallion Executive Variable Life        Medallion Variable Universal Life

Medallion Executive Variable Life II     Medallion Variable Universal Life Plus

Medallion Executive Variable Life III    Medallion Variable Universal Life Edge

Majestic Variable Universal Life         Medallion Variable Universal Life
                                         Edge II

Majestic Variable Universal Life 98      Variable Master Plan Plus

Variable Estate Protection               Majestic Variable COLI

Majestic Variable Estate Protection      eVariable Life

Majestic Variable Estate Protection 98   Accumulator II

Variable Estate Protection Plus          EPVUL

Variable Estate Protection Edge          Accumulation VUL
                                         VUL Protector

Majestic Performance Survivorship VUL    Protection VUL

Performance Survivorship Variable        SPVL
Universal Life

Performance Executive Variable Life      Survivorship VUL

Annual Premium Variable Life             Majestic Performance VUL

Flex V1                                  Corporate VUL

Flex V2                                  Corporate VUL 04

                                         Corporate VUL 05

Please add the following text under the heading entitled "Legal and Regulatory Matters":

On June 25, 2007, John Hancock Investment Management Services, LLC (the "Adviser") and John Hancock Distributors LLC (the "Distributor") and two of their affiliates (collectively, the "John Hancock Affiliates") reached a settlement with the Securities and Exchange Commission ("SEC") that resolved an investigation of certain practices relating to the John Hancock Affiliates' variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the John Hancock Trust funds that participated in the Adviser's commission recapture program during the period from 2000 to April 2004. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in April 2004.